Victory Investment Grade Convertible Fund Expense Example - Class A Shares Class I Shares [Member] - Victory Investment Grade Convertible Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 350
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,713
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166